Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other payables
Schedule of trade and other payables
	06.30.2023	06.30.2022
Customers´ advances (*)	9,089	7,849
Trade payables	2,826	3,447
Accrued invoices	2,452	2,542
Admission fees (*)	8,170	5,551
Other income to be accrued	145	207
Tenant deposits	141	144
Total trade payables	22,823	19,740
Taxes payable	2,823	2,865
Other payables	9,797	3,439
Total other payables	12,620	6,304
Total trade and other payables	35,443	26,044
Non-current	9,838	7,668
Current	25,605	18,376
Total	35,443	26,044